Business segment information	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
27.	Business segment information

The Bank’s activities are operated and managed in two segments, Commercial and Treasury. The Asset Management unit was discontinued since the fourth quarter of 2012. The segment information reflects this operational and management structure, in a manner consistent with the requirements outlined in ASC Topic 280 - Segment Reporting. The segment results are determined based on the Bank’s managerial accounting process, which assigns consolidated balance sheets, revenue and expense items to each reportable division on a systematic basis.

The Bank incorporates net operating income(3) by business segment in order to disclose the revenue and expense items related to its normal course of business, segregating from the net income, the impact of reversals of reserves for loan losses and off-balance sheet credit risk, and recoveries on assets. In addition, the Bank’s net interest income represents the main driver of net operating income; therefore, the Bank presents its interest-earning assets by business segment, to give an indication of the size of business generating net interest income. Interest-earning assets also generate gains and losses on sales, such as for securities available-for-sale and trading assets and liabilities, which are included in net other income, in the Treasury Segment. The Bank also discloses its other assets and contingencies by business segment, to give an indication of the size of business that generates net fees and commissions, also included in net other income, in the Commercial Segment.

The Bank believes that the presentation of net operating income provides important supplementary information to investors regarding financial and business trends relating to the Bank’s financial condition and results of operations. These measures exclude the impact of reversals (provisions) for loan losses and reversals (provisions) for losses on off-balance sheet credit risk (together referred to as “Reversal of provision (provision) for credit losses”) which Bank’s management considers distort trend analysis.

Net operating income disclosed by the Bank should not be considered a substitute for, or superior to, financial measures calculated differently from similar measures used by other companies. These measures, therefore, may not be comparable to similar measurements used by other companies.

The Commercial Segment incorporates all of the Bank’s financial intermediation and fees generated by the commercial portfolio. The commercial portfolio includes book value of loans, selected deposits placed, acceptances and contingencies. Operating income from the Commercial Segment includes net interest income from loans, fee income and allocated operating expenses.

The Treasury Segment incorporates deposits in banks and all of the Bank’s trading assets, securities available-for-sale and held-to-maturity, and the balance of the investment funds. Operating income from the Treasury Segment includes net interest income from deposits with banks, trading securities and securities available-for-sale and held-to-maturity, net interest margin related to investment funds, derivative and hedging activities, net gain (loss) from investment funds trading, net gain (loss) from trading securities, net gain on sale of securities available-for-sale, net gain (loss) on foreign currency exchange, and allocated income and operating expenses.

The following table provides certain information regarding the Bank’s continuing operations by segment:

Business Segment Analysis (1)

(In thousands of US$)	2013	2012	2011
COMMERCIAL
Interest income	192,979	183,365	140,697
Interest expense	(77,931)	(73,398)	(58,969)
Net interest income	115,048	109,967	81,728
Net other income (2)	15,338	12,216	11,001
Operating expenses	(40,945)	(38,322)	(34,895)
Net operating income (3)	89,441	83,861	57,834
Reversal of provision (provision) for loan and off-balance sheet credit losses	1,217	12,389	(4,393)
Recoveries, net of impairment of assets	108	-	(57)
Net income attributable to Bladex stockholders	90,766	96,250	53,384

Commercial assets and contingencies (end of period balances):
Interest-earning assets (4 y 6)	6,141,630	5,708,456	4,982,876
Other assets and contingencies (5)	482,117	237,077	364,016
Total interest-earning assets, other assets and contingencies	6,623,747	5,945,533	5,346,892
TREASURY
Interest income	12,324	9,072	16,730
Interest expense	(4,280)	(14,062)	4,252
Net interest income	8,044	(4,990)	20,982
Net other income (expense)(2)	(4,877)	14,612	25,102
Operating expenses	(13,361)	(17,492)	(15,192)
Net operating income (3)	(10,194)	(7,870)	30,892
Net income (loss)	(10,194)	(7,870)	30,892

Net income attributable to the redeemable noncontrolling interest	(4,185)	293	676
Net income (loss) attributable to Bladex stockholders	(6,009)	(8,163)	30,216

Treasury assets and contingencies (end of period balances):
Interest-earning assets (6)	1,326,506	1,035,313	1,397,181
Redeemable noncontrolling interest	(49,898)	(3,384)	(5,547)
Total interest-earning assets, other assets and contingencies	1,276,608	1,031,929	1,391,634

(In thousands of US$)	2013	2012	2011
TOTAL
Interest income	205,303	192,437	157,427
Interest expense	(82,211)	(87,460)	(54,717)
Net interest income	123,092	104,977	102,710
Net other income (2)	10,461	26,828	36,103
Operating expenses	(54,306)	(55,814)	(50,087)
Net operating income (3)	79,247	75,991	88,726
Reversal of provision (provision) for loans and off-balance sheet credit losses	1,217	12,389	(4,393)
Recoveries, net of impairment of assets	108	-	(57)
Net income – business segment	80,572	88,380	84,276
Net income (loss) attributable to the redeemable noncontrolling interest	(4,185)	293	676
Net income attributable to Bladex stockholders – business segment	84,757	88,087	83,600
Other income unallocated - gain on sale of premises and equipment	-	5,626	-
Discontinued operations (Note 3)	(4)	(681)	(420)
Net income attributable to Bladex stockholders	84,753	93,032	83,180

Total assets and contingencies (end of period balances):
Interest-earning assets (4 y 6)	7,468,136	6,743,769	6,380,057
Other assets and contingencies (5)	482,117	237,077	364,016
Redeemable noncontrolling interest	(49,898)	(3,384)	(5,547)
Total interest-earning assets, other assets and contingencies	7,900,355	6,977,462	6,738,526

(1)	The numbers set out in these tables have been rounded and accordingly may not total exactly.
(2)	Net other income excludes reversals (provisions) for loans and off-balance sheet credit losses, recoveries on assets, and gain on sale of premises and equipment.

	2013	2012	2011
Reconciliation of Net other income:
Net other income – business segment	10,461	26,828	36,103
Reversal of provision (provision) for losses on off-balance sheet credit risk	(381)	4,046	4,448
Recoveries, net of impairment of assets	108	-	(57)
Gain on sale of premises and equipment	-	5,626	-
Net other income – consolidated financial statements	10,188	36,500	40,494

(3)	Net operating income refers to net income excluding reversals (provisions) for loans and off-balance sheet credit losses and recoveries on assets.
(4)	Includes selected deposits placed, and loans, net of unearned income and deferred loan fees.
(5)	Includes customers’ liabilities under acceptances, letters of credit and guarantees covering commercial and country risk, and credit commitments.
(6)	Includes cash and due from banks, interest-bearing deposits with banks, securities available-for-sale and held-to-maturity, trading securities and the balance of investment funds.

	2013	2012	2011
Reconciliation of Total assets:
Interest-earning assets – business segment	7,468,136	6,743,769	6,380,057
Allowance for loan losses	(72,751)	(72,976)	(88,547)
Customers’ liabilities under acceptances	1,128	1,157	1,110
Accrued interest receivable	40,727	37,819	38,168
Equipment and leasehold improvements, net	10,466	12,808	6,673
Derivative financial instruments used for hedging - receivable	15,217	19,239	4,159
Other assets	8,389	14,580	18,412
Total assets – consolidated financial statements	7,471,312	6,756,396	6,360,032

Geographic information is as follows:

(In thousands of US$)	2013
	Panama	Brazil	United States of America	Cayman Islands	Total

Interest income	184,501	33	18,501	2,268	205,303
Interest expense	(79,132)	-	(1,235)	(1,844)	(82,211)
Net interest income	105,369	33	17,266	424	123,092

Long-lived assets:
Equipment and leasehold improvements, net	10,237	-	229	-	10,466

	2012
(In thousands of US$)	Panama	Brazil	United States of America	Cayman Islands	Total

Interest income	173,663	155	17,894	725	192,437
Interest expense	(86,019)	-	(1,332)	(109)	(87,460)
Net interest income	87,644	155	16,562	616	104,977

Long-lived assets:
Equipment and leasehold improvements, net	12,397	8	403	-	12,808

	2011
(In thousands of US$)	Panama	Brazil	United States of America	Cayman Islands	Total

Interest income	144,491	114	10,595	2,227	157,427
Interest expense	(53,411)	-	(983)	(323)	(54,717)
Net interest income	91,080	114	9,612	1,904	102,710

Long-lived assets:
Equipment and leasehold improvements, net	6,125	10	538	-	6,673